Consolidated Statements of Cash Flows $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Operating Activities:
Loss before income taxes from continuing operations		$ (1,003,515)	$ (7,696,609)	$ (7,074,734)
Income before income taxes from discontinued operations			70,644	945,727
Adjustments to reconcile income or loss before income taxes to net cash provided by operating activities:
Share of loss of associates and joint ventures		1,088,121	182,577	4,086,628
Depreciation and amortization		17,160,521	20,542,361	21,469,152
Other amortization of assets		1,376	47,628	422,065
Impairment of long-lived assets			3,064,319	69,467
Loss (gain) on disposition of property and equipment and intangible assets	[1]	78,276	(2,321,248)	233,612
Impairment loss of trade accounts receivable and other receivables		1,197,831	1,294,125	1,107,996
Post-employment benefits		141,393	135,731	87,657
Interest income		(227,414)	(685,846)	(675,550)
Share-based compensation expense		373,509	488,832	748,500
Other finance gain, net		(302,287)	(773,727)	134,847
Other (income) expense		(38,737)	1,259,756	(734,421)
Interest expense		7,508,600	7,984,754	7,654,334
Unrealized foreign exchange (gain) loss, net		(4,348,211)	5,664,559	(3,740,149)
Total		21,629,463	29,257,856	24,735,131
(Increase) decrease in trade accounts receivable		(260,566)	142,995	523,619
Decrease (increase) in transmission rights		71,481	1,344,981	(456,857)
(Increase) decrease in due from related parties, net		(176,900)	2,306,030	1,708,178
(Increase) decrease in inventories		(48,090)	1,099,637	564,745
(Increase) decrease in other accounts receivable, contract costs and other assets		(1,424,778)	1,456,804	1,271,583
Increase (decrease) in trade accounts payable and accrued expenses		2,688,670	(738,598)	(3,216,450)
Decrease in deferred revenue and customer advances		(457,397)	(526,698)	(734,349)
Increase (decrease) in other liabilities and taxes payable		61,631	(748,232)	(2,316,886)
(Decrease) increase in post-employment benefits		(57,334)	(228,444)	136,993
Income taxes paid	[2]	(1,934,090)	(812,215)	(7,014,309)
Total		(1,537,373)	3,296,260	(9,533,733)
Net cash provided by operating activities		20,092,090	32,554,116	15,201,398
Investing activities:
Increase of short-term investments		(11,397,798)
Capital contribution to TelevisaUnivision		(1,671,501)
Prepayment of long-term loan due from related party		3,218,618
Dividends from preferred shares		780,077	777,838	716,905
Disposition or investment in associate and joint ventures		116,268	50,767	45,556
Dividends received		5,000	10,000	8,000
Investments in property, plant and equipment		(12,186,505)	(9,097,397)	(14,708,016)
Disposition of property, plant and equipment		133,177	627,973	48,873
Other investments in intangible assets		(1,287,110)	(1,378,854)	(1,869,707)
Net cash used in investing activities		(22,289,774)	(9,009,673)	(15,758,389)
Financing activities:
Partial prepayment of Senior Notes due 2025, 2026, 2045, 2046 and 2049				(4,718,250)
Prepayment of long-term loans from Mexican banks		(2,650,000)	(10,000,000)
Proceeds from Mexican banks long-term loans			10,000,000	400,000
Prepayment of Mexican peso debt related to Sky				(1,400,000)
Payments of lease liabilities		(1,809,670)	(1,567,300)	(1,793,602)
Interest paid		(6,816,000)	(7,417,915)	(7,553,938)
Funding for acquisition of shares under the Long-term Retention Plan		(594,200)	(132,572)	(86,000)
Repurchases of CPOs under a share repurchase program				(1,197,082)
Repurchase of capital stock		(495,832)	(378,894)	(172,976)
Sale of capital stock		495,832	378,894	172,976
Dividends paid		(1,018,954)	(1,018,954)	(1,027,354)
Derivative financial instruments		474,233	747,746	(195,055)
Net cash used in financing activities		(16,321,246)	(9,388,995)	(17,753,012)
Foreign currency translation on cash and cash equivalents		(66,999)	148,289	(234,637)
Net (decrease) increase in cash and cash equivalents		(18,585,929)	14,303,737	(18,544,640)
Cash and cash equivalents at beginning of year		46,193,173	32,586,352	51,130,992
Cash and cash equivalents of Spun-off Businesses			(696,916)
Cash and cash equivalents at end of year		27,607,244	$ 46,193,173	32,586,352
Senior Notes due 2043
Financing activities:
Repurchase of Senior Notes				$ (181,731)
Senior Notes due 2025
Financing activities:
Repurchase of Senior Notes		$ (3,906,655)

[1]	In 2024, this line item included a realized gain on sale of property of Ps.2,582,339, in connection with the Spun-off Businesses (see Notes 3 and 22).
[2]	In 2025 and 2024, income taxes paid were net of income tax reimbursements of Ps.367,716, and Ps.1,324,442, respectively.